CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed Maturity Securities [Abstract]
Available-for-sale at fair value (amortized cost of $14,182,880 and $13,345,022 at December 31, 2011 and 2010, respectively)	$ 16,200,950	$ 14,304,597
Mortgage loans on real estate (net of allowances of $11,793 and $6,239 at December 31, 2011 and 2010, respectively)	991,731	885,811
Policy loans	1,260,400	1,228,418
Funds withheld at interest	5,410,424	5,421,952
Short-term investments	88,566	118,387
Other invested assets	1,012,541	707,403
Total investments	24,964,612	22,666,568
Cash and cash equivalents	962,870	463,661
Accrued investment income	144,334	127,874
Premiums receivable and other reinsurance balances	1,059,572	1,037,679
Reinsurance ceded receivables	626,194	769,699
Deferred policy acquisition costs	3,543,925	3,314,715
Other assets	332,466	289,984
Total assets	31,633,973	28,670,180
Liabilities and Stockholders Equity
Future policy benefits	9,903,886	9,274,789
Interest-sensitive contract liabilities	8,394,468	7,774,481
Other policy claims and benefits	2,841,373	2,597,941
Other reinsurance balances	118,219	133,590
Deferred income taxes	1,679,834	1,260,180
Other liabilities	810,775	637,923
Short Term Debt	0	199,985
Long-term debt	1,414,688	1,016,425
Collateral finance facility	652,032	850,039
Company-obligated mandatorily redeemable preferred securities of subsidiary trust holding solely junior subordinated debentures of the Company	0	159,421
Total liabilities	25,815,275	23,904,774
Stockholders Equity:
Preferred stock (par value $.01 per share; 10,000,000 shares authorized; no shares issued or outstanding)	0	0
Common stock (par value $.01 per share; 140,000,000 shares authorized; shares issued: 79,137,758 and 73,363,523 at December 31, 2011 and 2010, respectively)	791	734
Warrants	0	66,912
Additional paid-in-capital	1,727,774	1,478,398
Retained earnings	2,818,429	2,327,473
Treasury stock, at cost; 5,770,024 and 328 shares at December 31, 2011 and 2010, respectively	(346,449)	(295)
Accumulated other comprehensive income (loss)	1,618,153	892,184
Total stockholders equity	5,818,698	4,765,406
Total liabilities and stockholders equity	$ 31,633,973	$ 28,670,180